COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	Jan. 31, 2024 USD ($)
Legal proceedings by Casterra Ag Ltd [member]
Disclosure of contingent liabilities [line items]
Pre-payment for services	$ 1,000